Goodwill - Summary Of Movement Of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning Balance	$ 200,624	$ 192,980
Goodwill acquired	152,421	2,211
Effect of currency translation remeasurement	(6,627)	5,433
Ending Balance	$ 346,418	$ 200,624